Law Offices
Stradley Ronon Stevens & Young, LLP
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Washington, D.C. 20036
(202) 419-8429

1933 Act Rule 497(j)
1933 Act File No. 333-40455
1940 Act File No. 811-08495

Direct Dial: (202) 419-8416

December 15, 2011

FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re:                 Nationwide Mutual Funds (the “Registrant”)
SEC File Nos. 333-40455 and 811-08495
Rule 497(j) filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of the Prospectus for the Nationwide Small Company Growth Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment Nos. 120/121 to the Registration Statement of Nationwide Mutual Funds that has been filed electronically on December 12, 2011.  Also, the Statement of Additional Information relating to the above-referenced fund, in addition to the following funds:

Nationwide Alternatives Allocation Fund
Nationwide Bond Fund
Nationwide Bond Index Fund
Nationwide Enhanced Income Fund
Nationwide Fund
Nationwide Government Bond Fund
Nationwide Growth Fund
Nationwide International Index Fund
Nationwide International Value Fund
Nationwide Mid Cap Market Index Fund

U.S. Securities and Exchange Commission

Nationwide Money Market Fund
Nationwide S&P 500 Index Fund
Nationwide Short Duration Bond Fund
Nationwide Small Cap Index Fund
Nationwide U.S. Small Cap Value Fund

that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment Nos. 120/121 to the Registration Statement of Nationwide Mutual Funds that has been filed electronically on December 12, 2011.

Post-Effective Amendment Nos. 120/121 became effective with the Securities and Exchange Commission on December 15, 2011.

If you have any questions with respect to the filing, please do not hesitate to telephone the undersigned at (202) 419-8416.

Very truly yours,

/s/ Cillian M. Lynch
    Cillian M. Lynch